Stock Option Plans -Summary of Stock Option Activity for Employee and Nonemployee Awards under Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of shares
Number of Shares, Outstanding	1,062,694
Number of Shares, Granted	1,138,170
Number of Shares, Exercised	(41,566)
Number of Shares, Forfeited	(33,122)
Number of Shares, Outstanding	2,126,176	1,062,694
Number of Shares, Options expected to vest	859,690
Number of Shares, Options exercisable	786,623
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding	$ 3.98
Weighted-Average Exercise Price, Granted	$ 5.99
Weighted-Average Exercise Price, Exercised	$ 3.36
Weighted-Average Exercise Price, Forfeited	$ 4.85
Weighted-Average Exercise Price, Outstanding	$ 4.97	$ 3.98
Weighted-Average Exercise Price, Options expected to vest	$ 5.46
Weighted-Average Exercise Price, Options exercisable	$ 4.41
Weighted-Average Remaining Contractual Life (Years)
Weighted-Average Remaining Contractual Life (Years)	6 years 8 months 12 days	7 years 2 months 12 days
Weighted-Average Remaining Contractual Life (Years), Options expected to vest - December 31, 2014	9 years 2 months 12 days
Weighted-Average Remaining Contractual Life (Years), Options exercisable - December 31, 2014	3 years 10 months 24 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding	$ 2,701	$ 7,028
Aggregate Intrinsic Value, Options expected to vest	1,105
Aggregate Intrinsic Value, Options exercisable	$ 1,541